Derivative Financial Instruments - Impact of Derivatives on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Assets:
Derivative assets	$ 2,010	$ 2,785
Derivative Liabilities:
Derivative liabilities	(1,957)	(2,499)
Net total derivatives	53	286
Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	823	1,546
Derivative Liabilities:
Derivative liabilities	(364)	(209)
Cross-Currency Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	1,185	1,235
Derivative Liabilities:
Derivative liabilities	(186)	(136)
Other [Member]
Derivative Assets:
Derivative assets	2	4
Derivative Liabilities:
Derivative liabilities	(23)
Floor Income Contracts [Member]
Derivative Liabilities:
Derivative liabilities	(1,384)	(2,154)
Cash Flow [Member]
Derivative Assets:
Derivative assets	24
Derivative Liabilities:
Derivative liabilities		(11)
Net total derivatives	24	(11)
Cash Flow [Member] | Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	24
Derivative Liabilities:
Derivative liabilities		(11)
Fair Value [Member]
Derivative Assets:
Derivative assets	1,923	2,561
Derivative Liabilities:
Derivative liabilities	(304)	(137)
Net total derivatives	1,619	2,424
Fair Value [Member] | Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	738	1,396
Derivative Liabilities:
Derivative liabilities	(149)	(1)
Fair Value [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	1,185	1,165
Derivative Liabilities:
Derivative liabilities	(155)	(136)
Trading [Member]
Derivative Assets:
Derivative assets	63	224
Derivative Liabilities:
Derivative liabilities	(1,653)	(2,351)
Net total derivatives	(1,590)	(2,127)
Trading [Member] | Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	61	150
Derivative Liabilities:
Derivative liabilities	(215)	(197)
Trading [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets		70
Derivative Liabilities:
Derivative liabilities	(31)
Trading [Member] | Other [Member]
Derivative Assets:
Derivative assets	2	4
Derivative Liabilities:
Derivative liabilities	(23)
Trading [Member] | Floor Income Contracts [Member]
Derivative Liabilities:
Derivative liabilities	$ (1,384)	$ (2,154)